File Nos. 333-114788

811-21569

As filed with the Securities and Exchange Commission on December 5, 2019

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 39	☒

(Check appropriate box or boxes)

PIONEER ASSET ALLOCATION TRUST

(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 742-7825

Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.,

Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Trust has duly caused this Post-Effective Amendment No. 37 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 5th day of December, 2019.

PIONEER ASSET ALLOCATION TRUST

By:	/s/ Lisa M. Jones
Lisa M. Jones
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on December 5, 2019:

Signature	Title

/s/ Lisa M. Jones Lisa M. Jones	President (Principal Executive Officer) and Trustee

John E. Baumgardner, Jr.* John E. Baumgardner, Jr.	Trustee

David R. Bock* David R. Bock	Trustee

Diane Durnin* Diane Durnin	Trustee

Benjamin M. Friedman* Benjamin M. Friedman	Trustee

Margaret B. W. Graham* Margaret B. W. Graham	Trustee

Lorraine H. Monchak* Lorraine H. Monchak	Trustee

Thomas J. Perna* Thomas J. Perna	Chairman of the Board and Trustee

Marguerite A. Piret* Marguerite A. Piret	Trustee

Fred J. Ricciardi* Fred J. Ricciardi	Trustee

Kenneth J. Taubes* Kenneth J. Taubes	Trustee

*By:	/s/ Lisa M. Jones	Dated: December 5, 2019
Lisa M. Jones
Attorney-in-fact

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase